Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities - Schedule of Components of Accrued Expenses and Other Long Term Liabilities (Details) (10-K) - USD ($)
	Apr. 03, 2021	Dec. 31, 2020	Mar. 28, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Text Block [Abstract]
Salaries payable	$ 30,000	$ 10,000		$ 23,000
Compensated absences		125,000		211,000
Compensation related				4,000
Warranty reserve			$ 8,000	8,000	$ 8,000	$ 8,000
Operating lease				152,000
Other				54,000
Total	30,000	135,000		452,000
Less current portion	(30,000)	(135,000)		(440,000)
Long term portion				$ 12,000